6. CONVERTIBLE NOTES PAYABLE, RELATED PARTY (Details Narrative) (USD $)	6 Months Ended		12 Months Ended		35 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2013 Convertible Notes Related party	Jun. 30, 2013 Convertible Notes Related party
Convertible notes issued to officers and key employees						$ 280,000	$ 280,000
Interest rate		8.00%				8.00%	8.00%
Maturity date	Oct. 03, 2013					Dec. 31, 2014
Fair value of debt derivative						262,285	262,285
Amortization of debt discounts	292,084	87,912	255,543	52,222	599,849	32,672	64,985
Accrued interest expense						$ 11,141	$ 11,141